Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
Other Assets

NOTE 10—OTHER ASSETS

Office furniture and equipment and leaseholds improvements are carried at cost. The office furniture and equipment are depreciated over a period of three to ten years and the leasehold improvements are amortized over their estimated useful lives or the lease term, whichever is shorter. Other assets consist of the following:

	December 31,
	2010	2009
Office furniture and equipment	$3,020,000	$1,404,000
Less: Accumulated depreciation	(661,000)	(837,000)

	2,359,000	567,000
Prepaid expenses	3,316,000	4,316,000
Loan fees, net of accumulated amortization of $467,000 and $1,213,000 at December 31, 2010 and 2009, respectively	1,629,000	1,248,000
Deposits and other, net of accumulated amortization of $23,000 and $54,000 at December 31, 2010 and 2009, respectively	1,546,000	874,000

	$8,850,000	$7,005,000

Depreciation and amortization expense related to the above depreciable assets was $279,000, $209,000, and $256,000 for the years ended December 31, 2010, 2009 and 2008, respectively.